Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements
20.	Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy that prioritizes the inputs used to measure fair value is as follows:

Level 1	-	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2	-	Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	-	Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.

Assets and liabilities measured at fair value on a recurring basis

The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2017 and 2016.

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	—	70,500	—	70,500
Available-for-sale (current):
Corporate bonds	1,222	—	—	1,222
Available-for-sale (noncurrent):
Government bonds	289	—	—	289
Corporate bonds	605	217	—	822
Fund trusts	13	111	—	124
Equity securities	20,901	—	—	20,901
Derivatives	—	544	—	544

Total assets	23,030	71,372	—	94,402

Liabilities:
Derivatives	—	3,259	—	3,259

Total liabilities	—	3,259	—	3,259

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	—	30,500	—	30,500
Available-for-sale (noncurrent):
Government bonds	269	—	—	269
Corporate bonds	—	229	—	229
Fund trusts	12	74	—	86
Equity securities	42,444	—	—	42,444
Derivatives	—	586	—	586

Total assets	42,725	31,389	—	74,114

Liabilities:
Derivatives	—	9,392	—	9,392

Total liabilities	—	9,392	—	9,392

Level 1 investments are comprised principally of Japanese equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Level 2 cash and cash equivalents are valued based on market approach, using quoted prices for identical assets in markets that are not active.

Derivative financial instruments are comprised of foreign exchange contracts. Level 2 derivatives are valued using quotes obtained from counterparties or third parties, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates and interest rates, based on market approach.

Assets and liabilities measured at fair value on a nonrecurring basis

The following table presents the Canon’s asset that was measured at fair value on a nonrecurring basis consistent with the fair value hierarchy and related impairment charge recognized during the year ended December 31, 2017. There were no assets or liabilities to be measured at fair value on a nonrecurring basis during the year ended December 31, 2016.

	Year ended December 31, 2017
	Total loss	Fair value
		Level 1	Level 2	Level 3	Total
		(Millions of yen)
Asset:
Goodwill	(33,912)	—	—	29,370	29,370

Goodwill was classified as Level 3 items and valued based on an income approach using unobservable inputs. Canon performed the annual goodwill impairment test as of October 1, 2017, which indicated that the fair value of the reporting unit was less than its carrying value. Canon recognized the impairment charge for the amount representing the excess of the carrying amount over the reporting unit’s fair value. The fair value for the reporting unit was measured based on the discounted cash flow method with 6.0% of weighted average cost of capital and estimated future cash flows. Future cash flows are based on management’s estimates of projected revenues, gross profits, operating expenses, a long-term growth rate, taking into consideration industry trends and market conditions.